As filed with the Securities and Exchange Commission on November 9, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09447
Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)
(310) 421-4943
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: September 1, 2006 to August 31, 2007

Item 1.  Report to Stockholders
Jacob Internet Fund Inc.

Annual Report
August 31, 2007

The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdown	3
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	13
Report of Independent Registered Public Accounting Firm	19
Additional Information on Fund Expenses	20

Dear Fellow Investors,

After a mostly strong early part of the year, the past few months have seen a sea change in the mood of the stock market, and the Internet sector as well. In July, the credit market troubles began to affect equity prices as investors became more concerned about the possible impact on the general economy. Looking ahead, we anticipate significant headwinds for some time as the economy slows and the stock market continues to sort through the ramifications of the credit crunch and the tightening of the mortgage market.

Accordingly, since early August, we have made significant adjustments to the portfolio to prepare the Fund for what lies ahead. While we continue to espouse a strategy utilizing a balance of both value and growth names, we have made some defensive moves, such as trimming the number of names we hold and reducing our small and mid cap exposure. To further reduce our risk, we’ve sold off companies with credit risk or which showed signs of potentially needing to raise capital in the coming months. While it may seem counterintuitive to take a more concentrated position in uncertain times, my aim is to lessen our correlation to the broader market and to stick with what we believe are the highest quality names — such as Google — which we feel confident should meet their target numbers.

Google remains one of our favorites and one of our top positions. We believe Internet companies will be relatively immune to the general slowdown in advertising spending, because incrementally larger portions of total advertising dollars have been going to online outlets, while TV and print have been less. Furthermore, since Google has been continually gaining market share in the web advertising space, its revenue stream should be minimally affected.

On the value side, we continue to find selected opportunities that, in our opinion, are too good to pass up in the small and mid cap space, even with our stricter credit criteria. In July we began building a position in Internet service provider Earthlink, a stock which had been severely battered last year due to a number of factors: slowing growth in its core dial-up business, some misplaced infrastructure investments, and the death of its former CEO. This is a classic value turnaround situation for a company with a mature business that has been throwing off enormous amounts of cash every year, yet was recently priced at bargain levels. Earthlink has installed a promising new CEO who brings fresh management perspective and has pledged to refocus the company’s investment strategy. Already up from our initial entry point, we believe this stock has significant upside ahead.

Outside of the U.S., we remain extremely bullish on the Chinese economy, as the government there has pulled out all the stops in preparing to host the Beijing Olympics next summer. In fact, we have over-weighted our position on Chinese companies to over 20% of the portfolio. Top names include Sohu.com Inc. and Sina, two of the country’s largest Internet portals, which have profited richly from the astonishing 40%-plus growth in their web advertising market.

With the changes we’ve made to our holdings, I believe we are now well positioned to weather the difficult market conditions we currently face. Though it is premature to make predictions, early indications are that these changes have had the desired effects. This is encouraging, and we will continue to closely monitor the markets and the actions of the Fed in the coming months to see if further action is needed.

We continue to be optimistic that companies that are basing their growth on Internet-related products and/or services will provide excellent investment opportunities for the foreseeable future. We would once again like to thank you our shareholders for entrusting us with your investments. We look forward to a bright future together.

Ryan Jacob
Portfolio Manager

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Past performance is not a guarantee of future results. Mutual fund investing involves risk; loss of principal is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Please refer to the schedule of investments for additional fund holdings information.

Quasar Distributors, LLC. Distributor (10/07)

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2007
(as a % of total investments)

The Fund’s Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

			Annualized Since
			Commencement
	One Year	Five Year	of Operations
Jacob Internet Fund	11.06%	35.53%	(15.44)%
S&P 500®	15.13%	11.98%	2.18%
NASDAQ Composite Index	15.30%	19.80%	(3.85)%
Bloomberg U.S. Internet Index	35.34%	17.44%	(17.82)%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index,representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Bloomberg U.S. Internet Index is a capitalization-weighted index comprised of U.S. internet companies that have a market capitalization greater than $250 million. The returns of the indices are not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on December 14,1999 (commencement of operations) and reflects the fees charged on an account. Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2007

Shares				Value

	COMMON STOCKS		84.6%

	Internet—Commerce	14.1%
830,841	Autobytel Inc.*(a)			$2,700,233
32,000	Ctrip.com International Ltd.—ADR^			1,359,680
40,621	Digital River, Inc.*(a)			1,883,190
20,000	eBay Inc.*(a)			682,000
1,789	Monster Worldwide Inc.*			61,184
1,408,644	Napster Inc.*(a)			4,268,191

				10,954,478

	Internet—Communications	11.4%
371,122	Airspan Networks Inc.*(a)			924,094
60,400	Alvarion Limited *^			710,908
376,763	deltathree, Inc.—Class A*(a)			320,248
340,000	Earthlink, Inc.*			2,590,800
805,653	Openwave Systems Inc.(a)			3,641,552
44,234	United Online, Inc.(a)			635,643

				8,823,245

	Internet—Infrastructure	15.8%
1,000	Adobe Systems Incorporated*(a)			42,750
1,700	Akamai Technologies, Inc.*(a)			54,774
18,000	Apple Computer, Inc.*(a)			2,492,640
304,513	CDC Corporation—Class A*^(a)			2,676,669
1,474	Macrovision Corporation*			34,978
23,937	NaviSite, Inc.*			189,581
116,900	Novell, Inc.*			869,736
40,000	Red Hat, Inc.*(a)			778,000
40,000	SanDisk Corporation*(a)			2,242,400
170,000	SiRF Technology Holdings, Inc.*(a)			2,866,200

				12,247,728

	Internet—Media Content	43.3%
8,000	Baidu.com, Inc.—ADR*^			1,665,600
1,000	CNET Networks, Inc.*			7,320
1,000	Electronic Arts Inc.*			52,940
10,000	Google Inc.*			5,152,500
831,932	Hollywood Media Corp.*			3,078,148

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2007

Shares			Value
	COMMON STOCKS—(continued)	84.6%
	Internet—Media Content—(continued)	43.3%
34,688	InfoSpace, Inc.(a)		$485,979
474,000	LookSmart, Ltd.*		1,241,880
1,000	News Corporation—Class A(a)		20,230
1,554,461	ROO Group, Inc.*		1,538,916
78,500	SINA Corp*^(a)		3,271,880
209,300	Sohu.com Inc.*^(a)		6,858,761
508,712	SourceForge, Inc.*(a)		1,302,303
201,368	Take-Two Interactive Software, Inc.*(a)		3,217,861
300,000	Tencent Holdings Limited (HK)^		1,555,961
75,947	TheStreet.com(a)		776,178
1,143	THQ Inc.*		32,907
144,274	Yahoo! Inc.*(a)		3,279,348

			33,538,712

	TOTAL COMMON STOCKS (Cost $64,149,763)		65,564,163

Principal
Amount

	SHORT TERM INVESTMENTS		14.1%

	U.S. Government Agency Obligations	9.5%
$7,314,000	Federal Home Loan Bank, 4.05%, 09/04/07			7,311,530

	Total U.S. Government Agency Obligations			7,311,530

	Variable Rate Demand Notes #	4.6%
3,462,379	American Family Financial Services, 4.94%			3,462,379
122,346	Wisconsin Corporate Central Credit Union, 5.18%			122,346

	Total Variable Rate Demand Notes			3,584,725

	TOTAL SHORT TERM INVESTMENTS (Cost $10,896,255)			10,896,255

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2007

Principal
Amount			Value

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING	37.4%

	Commercial Paper	8.9%
$1,000,000	Cargill Global Funding, 5.51%, Due 09/05/07		$999,240
1,000,000	Dexia Delaware LLC, 5.49%, Due 09/07/07		998,940
1,500,000	KKR Atlantic Funding Trust, 5.76%, Due 10/12/07		1,480,070
1,000,000	Kommunalkredit Austria AG, 5.70%, Due 09/06/07		999,090
1,000,000	Ottimo Funding LLC, 5.82%, Due 10/12/07		959,369
1,000,000	Rabobank USA Financial Corp., 5.48%, Due 09/06/07		999,090
453,221	RAMS Funding, 5.75%, Due 02/11/08		453,221

	Total Commercial Paper		6,889,020

Shares

	Money Market Mutual Funds	0.0%
40,586	Federated Prime Obligations Fund		40,586

	Total Money Market Mutual Funds		40,586

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2007

Principal
Amount			Value
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING—(continued)	37.4%

	Repurchase Agreements	28.5%
$4,000,000	Credit Suisse, 5.47%, Dated 08/31/07, Due 09/04/07, (Collateralized by a Ginnie Mae Collateralized Mortgage Obligation. Repurchase Proceeds are $4,002,429.)			$4,000,000
100,000	Merrill Lynch, 5.30%, Dated 08/31/07, Due 09/04/07, (Collateralized by a Ginnie Mae Collateralized Mortgage Obligation. Repurchase Proceeds are $100,059.)			100,000
18,000,000	Morgan Stanley, 5.45%, Dated 08/31/07, Due 09/04/07, (Collateralized by a Fannie Mae Collateralized Mortgage Obligation. Repurchase Proceeds are $18,010,900.)			18,000,000

	Total Repurchase Agreements			22,100,000

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $29,090,167)			29,029,606

	TOTAL INVESTMENTS (Cost $104,136,185)		136.1%	105,490,024

	LIABILITIES LESS OTHER ASSETS		(36.1)%	(27,971,917)

	TOTAL NET ASSETS		100.0%	$77,518,107

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
#	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of August 31, 2007.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2007

Assets:
Investments, at value (cost $82,036,185)	$83,390,024
Repurchase Agreements (cost $22,100,000)	22,100,000
Receivable for capital shares sold	33,833
Receivable for investments sold	1,847,001
Interest receivable	14,676
Other assets	13,512

Total Assets	107,399,046

Liabilities:
Payable for collateral received for securities loaned	29,090,167
Payable to Adviser	85,380
Payable for distribution expenses	12,193
Payable for capital shares repurchased	461,595
Accrued expenses and other liabilities	231,604

Total Liabilities	29,880,939

Net Assets	$77,518,107

Net Assets Consist Of:
Capital Stock	$207,202,578
Undistributed net investment income	87,915
Accumulated net realized loss on investments	(131,126,225)
Net unrealized appreciation on investments	1,353,839

Total Net Assets	$77,518,107

Shares outstanding (20 billion shares of $0.001 par value authorized)	28,651,455

Net asset value, redemption price and offering price per share	$2.71

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2007

Investment Income
Dividend income	$1,571,582
Interest income	429,335
Securities lending income	49,900

Total Investment Income	2,050,817

Expenses
Investment advisory fee	1,223,432
Distribution expenses	342,561
Administration fee	84,725
Fund accounting fees	35,988
Transfer agent fees	237,766
Custody fees	32,980
Federal and state registration	46,715
Insurance expense	24,727
Audit and tax fees	25,492
Legal fees	72,714
Reports to shareholders	67,195
Directors’ fees and expenses	113,002
Other	2,557

Total Expenses	2,309,854
Expense Waiver (See Note 7)	(97,875)

Net expenses	2,211,979

Net Investment Loss	(161,162)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	12,891,392
Change in net unrealized appreciation/depreciation on investments	(3,589,846)

Net realized and unrealized gain on investments	9,301,546

Net Increase in Net Assets Resulting from Operations	$9,140,384

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2007	August 31, 2006

Operations:
Net investment loss	$(161,162)	$(1,414,729)
Net realized gain on investments	12,891,392	13,686,206
Change in net unrealized appreciation/depreciation on investments	(3,589,846)	(2,315,218)

Net increase in net assets resulting from operations	9,140,384	9,956,259

Distributions to Shareholders
From net investment income	(1,145,833)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	60,067,830	77,510,722
Proceeds from reinvestment of distribution	1,074,155	—
Cost of shares redeemed	(64,744,255)	(80,241,480)
Redemption fees	19,463	60,847

Net decrease in net assets resulting from capital share transactions	(3,582,807)	(2,669,911)

Net Increase in Net Assets	4,411,744	7,286,348
Net Assets:
Beginning of period	73,106,363	65,820,015

End of period*	$77,518,107	$73,106,363

* Includes undistributed net investment income of:	$87,915	$—

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31, 2007		August 31, 2006		August 31, 2005		August 31, 2004		August 31, 2003

Per Share Data:
Net asset value, beginning of period	$2.47		$2.06		$1.51		$1.48		$0.60

Income from investment operations:
Net investment loss	(0.01	)(1)	(0.03)		(0.05	)(1)	(0.05	)(1)	(0.01	)(1)
Net realized and unrealized gains (losses) on investments	0.28		0.44		0.60		0.08		0.89

Total from investment operations	0.27		0.41		0.55		0.03		0.88

Less distributions from net investment income	(0.03)		—		—		—		—

Redemption fees	0.00	(2)	0.00	(2)	0.00	(2)	—		—

Net asset value, end of period	$2.71		$2.47		$2.06		$1.51		$1.48

Total return	11.06%		19.90%		36.42%		2.03%		146.67%
Supplemental data and ratios:
Net assets, end of period	$77,518,107		$73,106,363		$65,820,015		$51,485,471		$92,507,052
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	2.36%		2.42%		2.64%		2.63%		2.85%	(3)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	2.26%	(4)	2.35%	(4)	2.64%		2.63%		2.13%	(3)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(0.26%	)	(1.65%	)	(2.29%	)	(2.44%	)	(2.60%	)(3)
Ratio of net investment loss (after waiver or reimbursements) to average net assets	(0.16%	)(4)	(1.58%	)(4)	(2.29%	)	(2.44%	)	(1.88%	)(3)
Portfolio turnover rate	91.44%		125.99%		127.13%		154.63%		363.27%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)	The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.
(4)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2007

NOTE 1—DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the “Corporation”), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “diversified” series, the Jacob Internet Fund (the “Fund”) and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation — Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued a Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157 and its impact on the financial statements has not yet been determined.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2007

(b) Repurchase Agreements—The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2007

(f) Distributions to Shareholders—The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Fund complies with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund’s taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would record income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date, which is expected to be February 29, 2008. At this time, management is evaluating the application of FIN 48 to the Fund and its impact on the financial statements has not yet been determined.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2007

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2007, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Fund were as follows:

	Year Ended
	August 31, 2007
	Shares	Amount

Sales	21,744,685	$60,067,830
Reinvestments	396,367	1,074,155
Redemption	(23,146,875)	(64,744,255)
Redemption Fees	—	19,463

Net Decrease	(1,005,823)	$(3,582,807)

Shares Outstanding:
Beginning of period	29,657,278

End of period	28,651,455

	Year Ended
	August 31, 2006
	Shares	Amount

Sales	31,346,094	$77,510,722
Redemptions	(33,588,162)	(80,241,480)
Redemption Fees	—	60,847

Net Decrease	(2,242,068)	$(2,669,911)

Shares Outstanding:
Beginning of period	31,899,346

End of period	29,657,278

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2007, purchases and sales of investment securities (excluding short-term investments) were $79,830,986 and $87,389,360, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the year ended August 31, 2007.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2007

At August 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments	$107,496,257

Gross unrealized appreciation	14,075,530
Gross unrealized depreciation	(16,081,763)

Net unrealized appreciation	$(2,006,233)

Undistributed ordinary income	1,819,561
Undistributed long-term capital gain	—

Total distributable earnings	$1,819,561

Other accumulated losses	$(129,497,799)

Total accumulated losses	$(129,684,471)

At August 31, 2007, the Fund had an accumulated net realized capital loss carryover of $129,497,236, of which $39,620,876 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2007 the Fund utilized $11,172,604 in capital loss carryover. At August 31, 2007, the Fund had net realized losses from transactions related to foreign currency translations between November 1, 2006 and August 31, 2007 of $563, which is deferred for tax purposes and will be recognized on September 1, 2007.

The Fund paid $1,145,833 out of ordinary income during the year ended August 31, 2007 and paid no distributions during the fiscal year ended August 31, 2006.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the “Advisory Agreement”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6—SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2007

Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $42,534 from the Fund for its securities lending administrative services during the year ended August 31, 2007.

As of August 31, 2007, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of August 31, 2007, the value of the Fund’s securities on loan was $27,735,166 and the value of the related collateral was $29,029,606.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Adviser has contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2007. For the year ended August 31, 2007, expenses of $97,875 were waived by the Adviser. The Plan also provides for a distribution fee equal to 0.10% of the Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”) for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $342,561 in expenses pursuant to the 12b-1 Plan for the year ended August 31, 2007. At August 31, 2007, $12,193 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Jacob Internet Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Jacob Internet Fund Inc. (the “Fund”), including the schedule of investments, as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund’s financial highlights for the periods ended prior to August 31, 2005 were audited by other auditors whose report, dated October 8, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 19, 2007

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES

For the Six Months Ended August 31, 2007

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Example reflects the 0.10% waiver of distribution and/or service (12b-1) fees by the Adviser for the period from 3/1/07–8/31/07. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/07–8/31/07).

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES (Continued)

relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/07	Value 8/31/07	3/1/07–8/31/07*

Actual	$1,000.00	$961.00	$11.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.91	$11.37

*	Expenses are equal to the Fund’s annualized expense ratio of 2.24% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Tax Information

The Jacob Internet Fund designates 26.4% of the ordinary distributions paid during the period ended August 31, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the period ended August 31, 2007, 17.4% of the ordinary distributions paid by the Jacob Internet Fund qualify for the dividend received deduction available to corporate shareholders.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund’s objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.JacobInternet.com

Jacob Internet
Fund Inc.

Annual
Report
August 31, 2007

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant has posted its code of ethics on its Internet website: www.jacobinternet.com.
Item 3. Audit Committee Financial Expert.
The registrant’s board of directors has determined that William B. Fell possesses the technical attributes to qualify as an “audit committee financial expert” serving on the registrant’s audit committee and designated William B. Fell as the “audit committee financial expert.” Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2007	FYE 08/31/2006

Audit Fees	$21,600	$20,500
Audit-Related Fees	$0	$0
Tax Fees	$3,860	$3,675
All Other Fees	$0	$0

The registrant’s audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any

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other entity controlling, controlled by or under common control with the investment adviser) for the last two fiscal years.

Non-Audit Fees	FYE 08/31/2007	FYE 08/31/2006

Registrant	$3,860	$3,675
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.
(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the

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period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The registrant has posted its Code of Ethics on its website at www.jacobinternet.com.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Internet Fund Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	11/07/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	11/07/07

By (Signature and Title)	/s/ Francis Alexander
Francis Alexander, Treasurer

Date	11/07/07

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